Income Taxes (Details) - Schedule of net deferred tax liabilities - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carryforwards	$ 53,495	$ 39,188
Research and development tax credit carryforwards	5,673	4,702
Stock-based compensation expense	1,304	535
Startup costs	729	785
Intangible assets	4,544	5,059
Deferred revenue	3,226	779
Unicap	6	6
Imputed interest on contingent payments	2,340	3,705
Legal fee capitalization and amortization	1,587	1,107
Other	1,158	342
Total deferred tax assets	74,062	56,208
Deferred tax liabilities:
In-process research and development	(27,930)	(60,933)
Total deferred tax liabilities	(27,930)	(60,933)
Valuation allowance	(46,139)
Net deferred tax liabilities	$ (7)	$ (4,725)